FINANCIAL INSTITUTIONS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2025
Notes Payable to Bank [Abstract]
Schedule of Financial Liabilities
	Maximum Availability as of December 31, 2025 *	Debt Balance as of December 31, 2025	Interest rate as of December 31, 2025	Maximum Availability as of December 31, 2024 *	Debt Balance as of December 31, 2024	Interest rate as of December 31, 2024
Line of Credit	$7,500	$31	6.52%	$7,500	$-	7.14%
Factoring	434	84	4.90%	363	201	5.30%
Revolving Loans	1,173	-	3.73%	1,041	-	3.20%
Revolving Loans **	1,760	392	3.07%	1,561	1,041	4.00%
Revolving Loans**	176	-	0.90%	-	-	-
Factoring	13,552	7,254	4.95%	12,123	1,939	5.89%
Total	$24,595	$7,761	4.86%	$22,588	$3,181	5.23%

* Maximum availability is subject to terms and conditions according to the agreements with the different financial institutions.

** Loans can be used only for payment of taxes in Spain.